Note 19 - Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
Deferred Revenue
Balance at January 31, 2019	35,091
Recognition of previously deferred revenue	(30,580)
Deferral of revenue	37,408
Increases from business combinations, net	551
Effect of movements in foreign exchange	(407)
Balance at January 31, 2020	42,063
Recognition of previously deferred revenue	(37,843)
Deferral of revenue	46,386
Increases from business combinations, net	39
Effect of movements in foreign exchange	646
Balance at January 31, 2021	51,291
Current	49,878
Long-term	1,413
Contract Assets
Balance at January 31, 2019	812
Transfers to trade receivables from contract assets	(490)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	791
Effect of movements in foreign exchange	(6)
Balance at January 31, 2020	1,107
Transfers to trade receivables from contract assets	(563)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	783
Effect of movements in foreign exchange	26
Balance at January 31, 2021	1,353